CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 563,864	$ 1,829,977	$ 1,853,373
Restricted cash	4,538	4,538	4,512
Prepaid expenses	99,067	152,695	93,193
Other current assets	3,888	7,550	2,609
Total current assets	671,357	1,994,760	1,953,687
Property and equipment, net	1,618	1,983	3,445
Total assets	672,975	1,996,743	1,957,132
Current liabilities
Accounts payable	937,266	129,809	15,597
Accounts payable to related party	40,903	10,000
Accrued interest due to related party	35,645
Other current liabilities	405,344	420,406	184,461
Derivative liabilities	248,052	410,603	15,738,913
Total current liabilities	1,667,210	970,818	15,938,971
Noncurrent liabilities
Convertible multi-draw credit agreement - related party, net of discount	517,780	387,070	1,360,960
Derivative liabilities, non-current	190,882	90,797	219,453
Total liabilities	2,375,872	1,448,685	17,519,384
Commitments and contingencies
Stockholders' (deficit) equity
Preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued and outstanding at March 31, 2020, December 31, 2019 and December 31, 2018	0	0	0
Common stock, $0.001 par value; 500,000,000 shares authorized; 183,207,747 and 182,895,247 and 133,907,747 shares issued and outstanding at March 31, 2020, December 31, 2019 and December 31, 2018, respectively	183,208	182,895	133,908
Additional paid-in-capital	32,628,837	32,538,445	17,528,947
Accumulated deficit	(34,514,942)	(32,173,282)	(33,225,107)
Total stockholders' (deficit) equity	(1,702,897)	548,058	(15,562,252)
Total liabilities and stockholders' (deficit) equity	$ 672,975	$ 1,996,743	$ 1,957,132